Average Annual Total Returns{- Fidelity Balanced K6 Fund} - 08.31 Fidelity Balanced K6 Fund PRO-06 - Fidelity Balanced K6 Fund	Fidelity Balanced K6 Fund Return Before Taxes Past 1 year	Fidelity Balanced K6 Fund Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0408 Past 1 year	F0408 Since Inception
Total	22.75%	21.77%	[1]	18.40%	20.70%	[1]	14.73%	15.62%	[1]

[1]	(a)From June 14, 2019